Supplemental information on oil and gas producing activities (unaudited) - Capitalized costs relating to oil and gas exploration and production activities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental information on oil and gas producing activities (unaudited)
Natural and environmental properties	$ 96,856,236	$ 90,284,366	$ 79,385,151
Wells, equipment, and facilities - property, plant, and equipment	35,897,318	33,568,835	31,730,001
Exploration and production projects	17,372,792	16,451,284	11,474,682
Accumulated depreciation, depletion, and amortization	(84,413,729)	(79,744,788)	(70,739,885)
Net capitalized cost	$ 65,712,617	$ 60,559,697	$ 51,849,949